Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartSpendingSM 2050 Fund

(the “Fund”)

(Class A and Class I Shares)

(a series of JPMorgan Trust IV)

Supplement dated February 19, 2020

to the Summary Prospectus and Prospectus dated November 1, 2019

The Board of Trustees of JPMorgan Trust IV has approved changes to the investment advisory fee for the Fund. On March 1, 2020 (the “Effective Date”), the Fund’s Summary Prospectus and Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectus and the Fund’s Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees[1]	0.25%	0.25%

Distribution (Rule 12b-1) Fees	0.25	NONE

Other Expenses	1.11	1.09

Service Fees	0.25	0.25

Remainder of Other Expenses	0.86	0.84

Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.23	0.23

Total Annual Fund Operating Expenses	1.84	1.57

Fee Waivers and/or Expense Reimbursements[3]	(1.10)	(1.08)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.74	0.49

1	Management Fees have been restated to reflect current fees.

2	“Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.74% and 0.49% of the average daily net assets of Class A and the Class I Shares, respectively. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	522	900	1,303	2,425

CLASS I SHARES ($)	50	390	753	1,776

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan SmartSpendingSM 2050 Fund

(the “Fund”)

(Class R2, R3, R4, R5 and R6 Shares)

(a series of JPMorgan Trust IV)

Supplement dated February 19, 2020

to the Summary Prospectus and Prospectus dated November 1, 2019

The Board of Trustees of JPMorgan Trust IV has approved changes to the investment advisory fee for the Fund. On March 1, 2020 (the “Effective Date”), the Fund’s Summary Prospectus and Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectus and the Fund’s Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	1.12	1.12	1.12	0.97	0.88

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses	0.87	0.87	0.87	0.87	0.88

Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.23	0.23	0.23	0.23	0.23

Total Annual Fund Operating Expenses	2.10	1.85	1.60	1.45	1.36

Fee Waivers and/or Expense Reimbursements[3]	(1.06)	(1.06)	(1.06)	(1.06)	(1.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.04	0.79	0.54	0.39	0.29

1	Management Fees have been restated to reflect current fees.

2	“Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 1.04%, 0.79%, 0.54%, 0.39% and 0.29% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	110	559	1,035	2,350

CLASS R3 SHARES ($)	84	482	905	2,085

CLASS R4 SHARES ($)	59	405	774	1,814

CLASS R5 SHARES ($)	44	358	695	1,647

CLASS R6 SHARES ($)	33	329	646	1,545

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

A, I Shares | JPMorgan SmartSpending 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartSpendingSM 2050 Fund

(the “Fund”)

(Class A and Class I Shares)

(a series of JPMorgan Trust IV)

Supplement dated February 19, 2020

to the Summary Prospectus and Prospectus dated November 1, 2019

The Board of Trustees of JPMorgan Trust IV has approved changes to the investment advisory fee for the Fund. On March 1, 2020 (the “Effective Date”), the Fund’s Summary Prospectus and Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectus and the Fund’s Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees[1]	0.25%	0.25%

Distribution (Rule 12b-1) Fees	0.25	NONE

Other Expenses	1.11	1.09

Service Fees	0.25	0.25

Remainder of Other Expenses	0.86	0.84

Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.23	0.23

Total Annual Fund Operating Expenses	1.84	1.57

Fee Waivers and/or Expense Reimbursements[3]	(1.10)	(1.08)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.74	0.49

1	Management Fees have been restated to reflect current fees.

2	“Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.74% and 0.49% of the average daily net assets of Class A and the Class I Shares, respectively. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	522	900	1,303	2,425

CLASS I SHARES ($)	50	390	753	1,776

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
A, I Shares | JPMorgan SmartSpending 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.74%	[3]
1 Year	rr_ExpenseExampleYear01	$ 522
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,303
10 Years	rr_ExpenseExampleYear10	2,425
1 Year	rr_ExpenseExampleNoRedemptionYear01	522
3 Years	rr_ExpenseExampleNoRedemptionYear03	900
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,303
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,425
A, I Shares | JPMorgan SmartSpending 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.49%	[3]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	753
10 Years	rr_ExpenseExampleYear10	1,776
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	753
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,776
R2, R3, R4, R5, R6 Shares | JPMorgan SmartSpending 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartSpendingSM 2050 Fund

(the “Fund”)

(Class R2, R3, R4, R5 and R6 Shares)

(a series of JPMorgan Trust IV)

Supplement dated February 19, 2020

to the Summary Prospectus and Prospectus dated November 1, 2019

The Board of Trustees of JPMorgan Trust IV has approved changes to the investment advisory fee for the Fund. On March 1, 2020 (the “Effective Date”), the Fund’s Summary Prospectus and Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectus and the Fund’s Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	1.12	1.12	1.12	0.97	0.88

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses	0.87	0.87	0.87	0.87	0.88

Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.23	0.23	0.23	0.23	0.23

Total Annual Fund Operating Expenses	2.10	1.85	1.60	1.45	1.36

Fee Waivers and/or Expense Reimbursements[3]	(1.06)	(1.06)	(1.06)	(1.06)	(1.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.04	0.79	0.54	0.39	0.29

1	Management Fees have been restated to reflect current fees.

2	“Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 1.04%, 0.79%, 0.54%, 0.39% and 0.29% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	110	559	1,035	2,350

CLASS R3 SHARES ($)	84	482	905	2,085

CLASS R4 SHARES ($)	59	405	774	1,814

CLASS R5 SHARES ($)	44	358	695	1,647

CLASS R6 SHARES ($)	33	329	646	1,545

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R3, R4, R5, R6 Shares | JPMorgan SmartSpending 2050 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.87%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	2,350
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	559
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,035
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,350
R2, R3, R4, R5, R6 Shares | JPMorgan SmartSpending 2050 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.87%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[4]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	482
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	2,085
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	482
5 Years	rr_ExpenseExampleNoRedemptionYear05	905
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,085
R2, R3, R4, R5, R6 Shares | JPMorgan SmartSpending 2050 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.87%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[4]
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	774
10 Years	rr_ExpenseExampleYear10	1,814
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	405
5 Years	rr_ExpenseExampleNoRedemptionYear05	774
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,814
R2, R3, R4, R5, R6 Shares | JPMorgan SmartSpending 2050 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.87%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.39%	[4]
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	1,647
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	695
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,647
R2, R3, R4, R5, R6 Shares | JPMorgan SmartSpending 2050 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%	[4]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	646
10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_ExpenseExampleNoRedemptionYear01	33
3 Years	rr_ExpenseExampleNoRedemptionYear03	329
5 Years	rr_ExpenseExampleNoRedemptionYear05	646
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,545

[1]	Management Fees have been restated to reflect current fees.
[2]	“Acquired Fund (Underlying Fund) Fees and Expenses” have been restated to reflect changes to the Fund’s allocation to Underlying Funds, effective on or around 2/05/20.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.74% and 0.49% of the average daily net assets of Class A and the Class I Shares, respectively. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[4]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 1.04%, 0.79%, 0.54%, 0.39% and 0.29% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.